Investment in Associates - Schedule of Financial Information for Investment (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
NUAG [Member]
Investment in Associates - Schedule of Financial Information for Investment (Details) [Line Items]
Net loss attributable to shareholders as reported	[1]	$ (4,056)	$ (6,404)
Other comprehensive income (loss) attributable to shareholders	[1]	(2,868)	(104)
Comprehensive loss of qualified for pick-up	[1]	(6,924)	(6,508)
Company’s share of net loss	[1]	(1,188)	(1,784)
Company’s share of other comprehensive income (loss)	[1]	(789)	(28)
Company's share of comprehensive loss	[1]	(1,977)	(1,812)
TIN [Member]
Investment in Associates - Schedule of Financial Information for Investment (Details) [Line Items]
Net loss attributable to shareholders as reported	[2]	(20,473)	(3,075)
Other comprehensive income (loss) attributable to shareholders	[2]	20	(26)
Comprehensive loss of qualified for pick-up	[2]	(20,453)	(3,101)
Company’s share of net loss	[2]	(1,618)	(908)
Company’s share of other comprehensive income (loss)	[1],[2]	5	(8)
Company's share of comprehensive loss	[2]	$ (1,613)	$ (8)

[1]	NUAG’s fiscal year-end is on June 30. NUAG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.
[2]	TIN’s fiscal year-end is on December 31. TIN’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.